Commitments - Schedule of commitments for purchase obligations (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	$ 244,783	$ 328,320
Capital purchase obligations
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	9,781	0
Other contractual commitments
Disclosure of finance lease and operating lease by lessee [Line Items]
Total commitments	$ 235,002	$ 328,320